Property and equipment	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Property and equipment

Property and equipment, recorded at cost, consisted of the following as of December 31, 2016 and March 31, 2016:

	December 31, 2016	March 31, 2016
Computer equipment & furniture	$5,160	$5,160
Less: accumulated depreciation	(2,723)	(1,429)
Property and equipment, net	$2,437	$3,731

The useful life of the computer equipment and furniture is 3 years.

Depreciation expense was $1,293 and $799 for the periods ended December 31, 2016 and March 31, 2016, respectively.

Property and equipment, recorded at cost, consisted of the following as of March 31, 2016 and 2015:

	March 31, 2016	March 31, 2015
Computer equipment & furniture	$5,160	$1,419
Less: accumulated depreciation	(1,429)	(631)
Property and equipment, net	$3,731	$788

The useful life of the computer equipment and furniture is 3 years.

Depreciation expense was $799 and $473 for the years ended March 31, 2016 and 2015, respectively.